EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Basic and Diluted Earnings (Loss) Per Share
The calculated basic and diluted earnings (loss) per share for the years ended December 31, 2025, 2024, and 2023, were as follows:

	2025	2024	2023

Earnings (loss) per share – basic	$0.33	$(0.94)	$0.11
Earnings (loss) per share – diluted	$0.33	$(0.94)	$0.11
Earnings (loss) attributed to owner(s) of the Company	$10,496,847	$(29,285,428)	$3,139,333
Weighted average number of Ordinary Shares – basic	31,571,461	30,995,079	28,600,000
Weighted average effect of dilutive securities:
RSUs	146,813	—	—
Commitment Shares	17,238	—	—
Weighted average number of Ordinary Shares – diluted	31,735,512	30,995,079	28,600,000